Financial instruments (Narrative) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [Abstract]
Appreciation of the Canadian dollar	10.00%
Decrease in net financial liabilities	$ 1,087,662	$ 846,127
Depreciation of the US Dollar	10.00%